Unconsolidated Real Estate Affiliates	12 Months Ended
Dec. 31, 2011
Unconsolidated Real Estate Affiliates [Abstract]
UNCONSOLIDATED REAL ESTATE AFFILIATES

NOTE 5—UNCONSOLIDATED REAL ESTATE AFFILIATES

Legacy Village

On August 25, 2004, we acquired a 46.5% membership interest in Legacy Village Investors, LLC which owns Legacy Village, a 595,000 square-foot lifestyle center in Lyndhurst, Ohio, built in 2003. The aggregate consideration for our 46.5% ownership interest was approximately $35,000.

111 Sutter Street

On March 29, 2005, we acquired an 80% membership interest in CEP Investors XII LLC, which owns 111 Sutter Street in San Francisco, California, a 286,000 square-foot, multi-tenant office building built in 1926 and renovated in 2001. The aggregate consideration paid for the 80% membership interest was approximately $24,646.

9800 South Meridian and 18922 Forge Drive

At September 30, 2010, we assigned our 90% interests in the 9800 South Meridian and 18922 Forge Drive investments to our operating partner and subsequently received a distribution of $1,000 from property cash reserves. We recorded a loss on the assignment of our interest in 18922 Forge Drive of $428 which is included in equity in loss of unconsolidated affiliates on the Consolidated Statement of Operations and Comprehensive Loss. We recorded no loss on our assignment of interest in 9800 South Meridian as the investment was previously revalued to $0. We have no further involvement in and no obligation to fund the investments in 9800 South Meridian and 18922 Forge Drive subsequent to assigning our interests.

Impairment of Investments in Unconsolidated Real Estate Affiliates

In June 2009, due to the continued deterioration of the U.S. capital markets, the lack of liquidity and the related impact on the real estate market and retail industry, we determined that one of our investments in unconsolidated real estate affiliates was impaired. As a result, we recorded an impairment charge of approximately $4,857 to our investment in Legacy Village, which is included within equity in loss of unconsolidated affiliates on the consolidated statements of operations and comprehensive loss. The impairment was determined in accordance with the authoritative guidance for equity method investments. In December 2009, we determined that additional indicators of impairment existed for our investment in Legacy Village and we recorded an additional impairment charge of $2,412.

SUMMARIZED FINANCIAL INFORMATION OF INVESTMENTS IN UNCONSOLIDATED REAL ESTATE AFFILIATES

The following is summarized financial information for our unconsolidated real estate affiliates:

SUMMARIZED COMBINED BALANCE SHEETS—UNCONSOLIDATED REAL ESTATE AFFILIATES

	December 31, 2011	December 31, 2010
ASSETS
Investments in real estate, net	$153,175	$157,509
Cash and cash equivalents	4,677	3,609
Other assets, net	13,800	16,567

TOTAL ASSETS	$171,652	$177,685

LIABILITIES AND MEMBERS’ EQUITY
Mortgage notes and other debt payable	$143,451	$147,197
Other liabilities	8,704	9,496

TOTAL LIABILITIES	152,155	156,693
Members’ equity	19,497	20,992

TOTAL LIABILITIES AND MEMBERS’ EQUITY	$171,652	$177,685

COMPANY INVESTMENTS IN UNCONSOLIDATED REAL ESTATE AFFILIATES

	December 31, 2011	December 31, 2010
Members’ equity	$19,497	$20,992
Less: other members’ equity	(8,275)	(8,217)
Basis differential in investment in unconsolidated real estate affiliates, net (1)	14,962	14,900

Investments in unconsolidated real estate affiliates	$26,184	$27,675

(1)	The basis differential in investment in the equity of the unconsolidated real estate affiliates is attributable to a difference in the fair value of Legacy Village over its historical cost at acquisition plus our own acquisition costs for Legacy Village and 111 Sutter Street. We amortize the basis differential over the lives of the related assets and liabilities that make up the fair value difference, primarily buildings and improvements. In some instances, the useful lives of these assets and liabilities differ from the useful lives being used to amortize the assets and liabilities by the other members. The basis differential allocated to land is not subject to amortization.

SUMMARIZED COMBINED STATEMENTS OF OPERATIONS—UNCONSOLIDATED REAL ESTATE AFFILIATES

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Total revenues	$25,229	$30,875	$28,292
Total operating expenses	18,450	23,382	20,692

Operating income	6,779	7,493	7,600
Total other expenses	8,298	9,872	8,652

Net loss	$(1,519)	$(2,379)	$(1,052)

COMPANY EQUITY IN INCOME OF UNCONSOLIDATED REAL ESTATE AFFILIATES

	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Net loss of unconsolidated real estate affiliates	$(1,519)	$(2,379)	$(1,052)
Other members’ share of net loss	(45)	663	245
Adjustment for basis differential in investment in unconsolidated real estate affiliates	74	(228)	(197)
Other expense from unconsolidated real estate affiliates	(3)	(1)	(4)
Impairment of investments in unconsolidated real estate affiliates	—	—	(7,269)
Loss on assignment of 18922 Forge Drive	—	(428)	—

Company equity in loss of unconsolidated real estate affiliates	$(1,493)	$(2,373)	$(8,277)